UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, S# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     May 4, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $1,133,521 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN PUBLIC EDUCATON INC   COM              02913V103    14303   376398 SH       SOLE                   190790        0   185608
ARTIO GLOBAL INVS INC          COM CL A         04315B107    12325  2583866 SH       SOLE                  1308649        0  1275217
BALDWIN & LYONS INC            CL B             057755209    12246   547167 SH       SOLE                   277945        0   269222
BIG LOTS INC                   COM              089302103    27092   629744 SH       SOLE                   319447        0   310297
BROWN & BROWN INC              COM              115236101    42537  1788789 SH       SOLE                   907302        0   881487
CBOE HLDGS INC                 COM              12503M108    31815  1119441 SH       SOLE                   567789        0   551652
CARLISLE COS INC               COM              142339100    31598   632982 SH       SOLE                   320886        0   312096
CHARLES RIV LABS INTL INC      COM              159864107    32355   896498 SH       SOLE                   454770        0   441728
CHEMED CORP NEW	               COM              16359R103    36170   577057 SH       SOLE                   292622        0   284435
DESCARTES SYS GROUP INC        COM              249906108    14369  1650100 SH       SOLE                   318800        0  1331300
EURONET WORLDWIDE INC          COM              298736109    27861  1333688 SH       SOLE                   676287        0   657401
FIRSTSERVICE CORP              SUB VTG SH       33761N109    30849  1007900 SH       SOLE                   195600        0   812300
GT ADVANCED TECHNOLOGIES INC   COM              36191U106    23640  2858557 SH       SOLE                  1449826        0  1408731
GLADSTONE INVT CORP            COM              376546107     8033  1061221 SH       SOLE                   537748        0   523473
GRACO INC                      COM              384109104    27350   515453 SH       SOLE                   261266        0   254187
GRAND CANYON ED INC            COM              38526M106    39491  2223613 SH       SOLE                  1127792        0  1095821
GUESS INC		       COM              401617105    23821   762276 SH       SOLE                   386777        0   375499
HERBALIFE LTD                  COM USD SHS      G4412G101    22822   331615 SH       SOLE                   167996        0   163619
HHGREGG INC                    COM              42833L108    24313  2136500 SH       SOLE                  1084274        0  1052226
ICONIX BRAND GROUP INC         COM              451055107    28177  1621228 SH       SOLE                   822266        0   798962
IDEX CORP                      COM              45167R104    29462   699321 SH       SOLE                   354926        0   344395
INTERVAL LEISURE GROUP INC     COM              46113M108    42670  2452277 SH       SOLE                  1242160        0  1210117
IRIDIUM COMMUNICATIONS INC     COM              46269C102    25691  2932816 SH       SOLE                  1486054        0  1446762
LHC GROUP INC                  COM              50187A107    20586  1110971 SH       SOLE                   563060        0   547911
LENDER PROCESSING SVCS INC     COM              52602E102    30213  1162024 SH       SOLE                   589405        0   572619
LINCARE HLDGS INC              COM              532791100    24853   960331 SH       SOLE                   487050        0   473281
MTS SYS CORP                   COM              553777103    11725   220858 SH       SOLE                   111944        0   108914
MARKETAXESS HLDGS INC          COM              57060D108    34206   917303 SH       SOLE                   465255        0   452048
MIDDLEBY CORP                  COM              596278101    22248   219887 SH       SOLE                   111560        0   108327
MILLER HERMAN INC              COM              600544100    28074  1222715 SH       SOLE                   620107        0   602608
NETSCOUT SYS INC               COM              64115T104    14413   708580 SH       SOLE                   359129        0   349451
NEUSTAR INC                    COM CL A         64126X201    45016  1208490 SH       SOLE                   612523        0   595967
PROGRESS SOFTWARE CORP         COM              743312100    22381   947546 SH       SOLE                   480629        0   466917
QLOGIC CORP                    COM              747277101    23558  1326455 SH       SOLE                   672551        0   653904
RLI CORP                       COM              749607107    26234   366189 SH       SOLE                   185925        0   180264
SOTHEBYS                       COM              835898107    27285   693571 SH       SOLE                   351857        0   341714
STANTEC INC                    COM              85472N109    20797   653400 SH       SOLE                   126200        0   527200
TCF FINL CORP                  COM              872275102    25079  2109220 SH       SOLE                  1069652        0  1039568
TEMPUR PEDIC INTL INC          COM              88023U101    23788   281743 SH       SOLE                   143158        0   138585
THOR INDS INC                  COM              885160101    27584   874012 SH       SOLE                   443924        0   430088
TRUE RELIGION APPAREL INC      COM              89784N104    23605   861506 SH       SOLE                   436857        0   424649
UNIVERSAL HLTH SVCS INC        COM CL B         913903100    36292   865941 SH       SOLE                   443791        0   422150
WILEY JOHN & SONS INC          COM CL A         968223206    36594   768951 SH       SOLE                   389887        0   379064